CONTRACT COSTS (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	September 30, 2024	September 30, 2023

Balance at the beginning of year	$-	$171,261
Additions	1,206,379	212,499
Recognized to cost of revenue during the year	(766,049)	(383,760)
Balance at the end of year	$440,330	$-